ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS AND LIABILITIES HELD FOR SALE
NOTE 39 - ASSETS AND LIABILITIES HELD FOR SALE
The table below shows the assets and liabilities classified as held for sale on December 31, 2025:

	12/31/2025	12/31/2024
Consórcio Energético Cruzeiro do Sul	—	596,664
Eletronuclear	535,000	—
Thermal projects	—	3,263,031
Empresa Metropolitana de Águas e Energia S.A. - EMAE	476,461	—
Lago Azul Transmissão S.A.	—	7,407
Mata de Santa Genebra Transmissão S.A.	—	635,000
Land	60,970	—
Total Assets	1,072,431	4,502,102

Consórcio Energético Cruzeiro do Sul	—	109,502
Thermal projects	—	84,952
Total Liabilities	—	194,454
In May 2025, the Company completed the partial sale of thermal power assets to the J&F S.A. group through the transfer of power plants held by AXIA Energia Norte. The transaction resulted in cash proceeds of R$2,394,259, as well as the recognition of an expense in the amount of R$269,783, recorded under “results from acquisitions and divestments.”
The agreement for the sale of thermal power assets to the J&F S.A. group provides for an earn‑out of up to R$1,200,000, contingent upon the re‑execution of power generation or capacity contracts of the plants.
In addition, an agreement was executed that applies in the event of a future transaction in which the J&F S.A. group assumes control of Amazonas Energia. In such case, the Company will assign to the J&F S.A. group the receivables it holds against the distributor, while retaining, as consideration, a call option to acquire equity interest in Amazonas Energia.
At this time, due to the high degree of uncertainty regarding the occurrence of these two events, the Company has not recognized these instruments in its financial statements.
In the same month, AXIA Energia Sul completed a shareholding/asset uncrossing transaction with Copel, which involved the transfer of equity interests in the Consórcio Energético Cruzeiro do Sul (49%) and in Mata de Santa Genebra Transmissora – MSG (50%), in exchange for the receipt of the UHE Colíder and cash proceeds totaling R$196,609. This transaction resulted in the recognition of income in the amount of R$157,840 recorded under “results from acquisitions and divestments” (see Note 16.1.2).
In September 2025, the Company reclassified to assets held for sale an amount of R$476,461. The reclassified amount represents the entirety of the shares of Empresa Metropolitana de Águas e Energia S.A. – EMAE, pursuant to the purchase and sale agreement. The transaction resulted in the recognition, in the profit or loss for the quarter, of a loss in the amount of R$24,524 (see Note 2.4.3).
In October 2025, the Company executed a purchase and sale agreement with J&F S.A. for the disposal of its entire equity interest in its associate Eletronuclear for R$535,000, classified as an asset held for sale, and recognized, in the profit or loss for the period, under “results from acquisitions and divestments,” an impairment provision in the amount of R$7,289,762. The disposal transaction, as provided for in the Conciliation Agreement entered into with the Federal Government and ratified in Direct Action of Unconstitutionality (ADI) No.7385000, is subject to the following conditions:
•Release of Company Guarantees: the buyer will assume the guarantees provided by the Company in favor of Eletronuclear, taking all necessary measures with the respective creditors and counterparties;
•Assumption of the “ADI Debentures”: the buyer will assume responsibility for the capitalization of the debentures agreed upon in the Conciliation Agreement entered into with the Federal Government, in the amount of R$2,400,000.
The effective completion of the disposal is subject to customary adjustments and conditions precedent applicable to transactions of this nature.
Accounting Policy
Non‑current assets and disposal groups are classified as held for sale when their carrying amount is expected to be recovered principally through a sale transaction rather than through continuing use. This condition is met only when the asset (or disposal group) is available for immediate sale in its present condition, subject only to terms that are customary and usual for the sale of such assets (or disposal groups), and the sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.
Non‑current assets (or disposal groups) classified as held for sale are measured at the lower of their previously recorded carrying amount and the expected proceeds from disposal.